UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Franklin ETF Trust

Statement of Investments, February 28, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
U.S. Government and Agency Securities 43.8%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$80,688	$80,043
[a]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	299,188
FFCB, 5.125%, 8/25/16	225,000	239,622
FHLB, 5.375%, 5/18/16	975,000	1,033,360
FHLMC, 0.50%, 5/13/16	475,000	475,719
FHLMC, 0.75%, 1/12/18	300,000	297,051
FHLMC, 0.875%, 3/07/18	510,000	507,225
FHLMC, 2.00%, 8/25/16	750,000	766,843
FHLMC, senior bond, 5.00%, 4/18/17	250,000	272,562
FICO, D-P, Strip, 9/26/19	110,000	101,473
FICO, E-P, Strip, 11/02/18	225,000	212,201
FNMA, 0.375%, 7/05/16	1,000,000	998,553
FNMA, 0.875%, 2/08/18	280,000	278,429
FNMA, 1.875%, 9/18/18	125,000	127,666
FNMA, 5.00%, 2/13/17	500,000	541,422
FNMA, 6.625%, 11/15/30	250,000	373,857
FNMA, 7.125%, 1/15/30	250,000	386,242
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	259,937
TVA, 5.50%, 7/18/17	500,000	553,535
[b]U.S. Treasury Bond, Index Linked, 2.375%, 1/15/25	498,284	605,454
U.S. Treasury Note,
1.00%, 8/31/16	475,000	478,933
1.50%, 6/30/16	285,000	289,164
1.50%, 7/31/16	645,000	654,725
[b]Index Linked, 0.125%, 4/15/16	186,165	188,405
[b]Index Linked, 0.125%, 4/15/17	1,070,004	1,089,983
[b]Index Linked, 1.625%, 1/15/18	442,732	471,959
[b]Index Linked, 2.375%, 1/15/17	256,161	272,171
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	121,873
Total U.S. Government and Agency Securities (Cost $11,892,823)		11,977,595
Mortgage-Backed Securities 60.6%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 19.6%
FHLMC, 1.932%, 4/01/37	83,800	89,119
FHLMC, 1.971%, 3/01/35	582,302	609,638
FHLMC, 1.992%, 8/01/34	719,011	756,772
FHLMC, 2.10%, 8/01/33	162,846	173,008
FHLMC, 2.154%, 4/01/28	171,183	175,221
FHLMC, 2.162%, 4/01/36	302,512	319,387
FHLMC, 2.186%, 1/01/36	63,133	67,060
FHLMC, 2.271%, 9/01/36	231,201	246,437
FHLMC, 2.285%, 1/01/38	95,305	101,373
FHLMC, 2.297%, 12/01/36	153,475	163,639
FHLMC, 2.30%, 6/01/37	309,011	329,087
FHLMC, 2.331%, 1/01/36	105,579	113,457
FHLMC, 2.344%, 6/01/41	670,957	719,735
FHLMC, 2.35%, 10/01/33	35,533	37,869
FHLMC, 2.367%, 1/01/35	29,334	31,337
FHLMC, 2.368%, 1/01/36	39,242	41,931
FHLMC, 2.373%, 9/01/35	352,770	377,450
FHLMC, 2.375%, 7/01/34	326,041	341,835
FHLMC, 2.375%, 11/01/33 - 9/01/34	259,505	276,078
FHLMC, 2.421%, 4/01/37	149,441	160,492
FHLMC, 2.445%, 3/01/35	54,074	57,837
FHLMC, 2.534%, 11/01/33	167,797	179,844
		5,368,606
[c]Federal National Mortgage Association (FNMA) Adjustable Rate 35.5%
FNMA, 1.808%, 6/01/35	194,075	206,885
FNMA, 1.885%, 2/01/33	249,249	262,012
FNMA, 1.915%, 3/01/35	719,284	757,630
FNMA, 1.94%, 7/01/35	140,380	147,909

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 1.945%, 11/01/35	$112,228	$118,272
FNMA, 2.004%, 9/01/35	216,506	227,834
FNMA, 2.086%, 7/01/35	598,826	640,594
FNMA, 2.171%, 12/01/33	353,901	378,466
FNMA, 2.172%, 2/01/35	213,154	227,023
FNMA, 2.196%, 7/01/35	422,438	448,443
FNMA, 2.204%, 8/01/36	391,670	416,989
FNMA, 2.208%, 3/01/35	584,660	618,219
FNMA, 2.218%, 1/01/38	704,514	749,664
FNMA, 2.248%, 3/01/36	230,824	245,260
FNMA, 2.25%, 10/01/33	246,722	262,308
FNMA, 2.254%, 9/01/35	259,993	277,248
FNMA, 2.262%, 4/01/40	134,607	143,981
FNMA, 2.309%, 8/01/36	31,304	33,323
FNMA, 2.31%, 9/01/35	335,904	358,820
FNMA, 2.311%, 9/01/37	2,933	3,157
FNMA, 2.318%, 11/01/34	51,273	54,722
FNMA, 2.32%, 12/01/40	312,245	334,558
FNMA, 2.354%, 1/01/32	142,836	153,218
FNMA, 2.355%, 6/01/35	156,626	166,823
FNMA, 2.359%, 8/01/39	32,770	34,920
FNMA, 2.36%, 5/01/33	46,982	49,773
FNMA, 2.367%, 9/01/36	196,422	210,626
FNMA, 2.37%, 4/01/34	212,921	227,023
FNMA, 2.375%, 3/01/35	257,972	276,263
FNMA, 2.378%, 9/01/35	207,131	222,302
FNMA, 2.421%, 10/01/33	7,561	8,117
FNMA, 2.424%, 1/01/37	145,886	157,002
FNMA, 2.45%, 5/01/35	470,397	501,792
FNMA, 2.501%, 8/01/37	239,845	257,393
FNMA, 2.928%, 3/01/36	77,963	83,381
FNMA, 3.552%, 9/01/40	419,480	453,331
		9,715,281
Federal National Mortgage Association (FNMA) Fixed Rate 4.2%
[d]FNMA, 3.00%, 3/01/29	350,000	366,447
[d]FNMA, 3.50%, 3/25/45	550,000	576,426
[d]FNMA, 4.00%, 1/01/41	175,000	187,127
		1,130,000
Government National Mortgage Association (GNMA) Fixed Rate 1.3%
[d]GNMA II, SF, 3.50%, 3/20/45	350,000	367,090
Total Mortgage-Backed Securities (Cost $16,407,707)		16,580,977
Total Investments before Short Term Investments (Cost $28,300,530)		28,558,572
	Shares
Short Term Investments (Cost $139,650) 0.5%
Money Market Funds 0.5%
[e,f] Institutional Fiduciary Trust Money Market Portfolio	139,650	139,650
Total Investments (Cost $28,440,180) 104.9%		28,698,222

Other Assets, less Liabilities (4.9)%		(1,342,027)
Net Assets 100.0%		$27,356,195

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust
Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin Short Duration U.S. Government ETF
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
February 28, 2015, the value of this security was $299,188, representing 1.09% of net assets.
b Principal amount of security is adjusted for inflation.
c The coupon rate shown represents the rate at period end.
d A portion or all of the security purchased on a to-be-announced (TBA) basis.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management company.
f Non-income producing.

At February 28, 2015, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	16	$1,908,500	6/30/15	$3,313		$—
U.S. Treasury 10 Yr. Note	Short	10	1,277,969	6/19/15	3,569		—
U.S. Treasury 30 Yr. Bond	Short	3	485,531	6/19/15	2,174		—
Net unrealized appreciation (depreciation)					$9,056

ABBREVIATIONS

Selected Portfolio
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corp.
SF	-	Single Family
TVA	-	Tennessee Valley Authority

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has the responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$28,592,675
Unrealized appreciation	$269,438
Unrealized depreciation	(163,891)
Net unrealized appreciation (depreciation)	$105,547

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial securities, interest rates, prepayment speed, credit risk, etc.)

      • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015